LIMITED PARTNERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of limited partners equity [Abstract]
Schedule of Composition of the Distributions
The composition of the distributions are presented in the following table:

(MILLIONS)	2025	2024	2023
General partnership interest in a holding subsidiary held by Brookfield	$6	$6	$5
Incentive distribution	145	128	111
	151	134	116
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	293	277	265
BEPC exchangeable shares and class A.2 exchangeable shares held by
Brookfield Holders	67	64	61
External shareholders	202	192	180
Total BEPC exchangeable shares and class A.2 exchangeable shares	269	256	241
	$713	$667	$622
The composition of the distributions are presented in the following table:

(MILLIONS)	2025	2024
Brookfield Holders	$112	$105
External LP unitholders	322	301
	$434	$406